FINANCING RECEIVABLE - Carrying amount of purchased loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 139,077	[1]
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	95,041	[1]
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,193	[1]
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans		[1]
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	32,868	[1]
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	975	[1]
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	139,077		171,789
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	95,041		117,254
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,193		14,973
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	32,868		37,776
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	975		1,786
Purchased Loans Receivable | Non-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	125,430
Purchased Loans Receivable | Non-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	91,058	[2]
Purchased Loans Receivable | Non-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	9,131
Purchased Loans Receivable | Non-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Non-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	24,347
Purchased Loans Receivable | Non-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	894
Purchased Loans Receivable | Credit-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	13,647
Purchased Loans Receivable | Credit-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	3,983	[2]
Purchased Loans Receivable | Credit-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,062
Purchased Loans Receivable | Credit-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased Loans Receivable | Credit-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	8,521
Purchased Loans Receivable | Credit-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 81

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes home equity lines of credit